Note 8 - Stock Options and Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants Outstanding
Outstanding as of December 31, 2018	1,113
Outstanding as of June 30, 2019		1,113
Exercisable as of June 30, 2019	1,813,053
Weighted Average Exercise Price
Exercisable as of June 30, 2019	$ 0.35
Warrant
Warrants Outstanding
Outstanding as of December 31, 2018	1,813,053	0	15,550
Granted	0	1,813,053	486,531
Forfeited	0	0	0
Exercised	0	0	(501,901)
Outstanding as of June 30, 2019	1,813,053	1,813,053	0
Exercisable as of June 30, 2019		1,813,053	0
Weighted Average Exercise Price
Outstanding as of December 31, 2018	$ 0.35	$ 0.00	$ 135.00
Granted	0.00	2.00	15.00
Forfeited	0.00	0.00	0.00
Exercised	0.00	0.00	15.00
Outstanding as of June 30, 2019	$ 0.35	0.35	0.00
Exercisable as of June 30, 2019		$ 2.00	$ 0.00